Revision to Prior Period Financial Statements	12 Months Ended
Dec. 31, 2025
Revision to Prior Period Financial Statements [Abstract]
REVISION TO PRIOR PERIOD FINANCIAL STATEMENTS

3. REVISION TO PRIOR PERIOD FINANCIAL STATEMENTS

In 2025, an internal investigation of the Group uncovered several fraudulent acts conducted by certain employees through fabricating the agency fees of the Group’s workspace membership business in specific workspace projects to earn kickback from the real estate agencies. The Group reported this matter to the public security authorities upon discovering the fraudulent acts. The public security authorities have taken compulsory measures against the implicated employees. The implicated employees, their family members and relevant agencies have returned a total of RMB8.7 million involved in the incident to the Group. Based on the information available to the Group, as of the issuance date of this annual report, the investigation has now entered its final stage. The Group does not expect to receive any further significant refunds or compensations related to the incident. The Group will continue to closely monitor and evaluate any future development of the legal proceedings in connection with the incident.

The Group assessed the impact of this incident on its consolidated financial statements in accordance with Staff Accounting Bulletin (“SAB”) 99, “Materiality”, and SAB 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”. For the years ended December 31, 2023 and 2024, there is an overstatement of agency fee included in sales and marketing expense, other income and accumulated deficit of the Group, and an understatement of the prepaid expenses and other current assets, net and net loss of the Group. The Group evaluated the materiality of the errors from qualitative and quantitative perspectives, individually and in aggregate, and concluded that the errors are not material to the consolidated financial statements for prior years, but is material to the current-period financial statements if corrected in current year. Management revised the consolidated balance sheets as of December 31, 2024, and the consolidated statements of operations, comprehensive loss, changes in shareholders’ equity and cash flows for the years ended December 31, 2023 and 2024.

The following table summarized the corrections made to the previously reported consolidated financial statements as of December 31, 2024 and for the years ended December 31, 2023 and 2024, which has retrospectively reflected the impact of discontinued operation as in Note 4.

The effects of adjustment for the error on the consolidated statements of balance sheets are as follows:

	As of December 31, 2024
	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB
Assets
Prepaid expenses and other current assets, net	20,055	8,597	28,652
Total current assets	145,413	8,597	154,010
Total assets	317,181	8,597	325,778

Shareholders’ Equity
Accumulated deficits	(4,610,099)	8,597	(4,601,502)
Total Ucommune International Ltd. Shareholders’ Equity	101,009	8,597	109,606
Total Equity	143,238	8,597	151,835
Tota Liability and Equity	317,181	8,597	325,778

The effects of adjustment for the error on the consolidated statements of operations are as follows:

	For the year ended December 31,
	2023			2024
	As previously reported	Adjustments	Adjusted	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB	RMB	RMB	RMB
Sales and marketing expenses	(8,826)	183	(8,643)	(3,540)	—	(3,540)
Loss from operations	(114,440)	183	(114,257)	(46,332)	—	(46,332)
Other income, net	9,124	(451)	8,673	2,459	(279)	2,180
Loss before income taxes and loss from equity method investments	(3,096)	(268)	(3,364)	(63,908)	(279)	(64,187)
Net loss from continuing operations	(10,582)	(268)	(10,850)	(70,760)	(279)	(71,039)
Net loss	(22,556)	(268)	(22,824)	(79,967)	(279)	(80,246)
Net loss attributable to Ucommune International Ltd. from continuing operations	(6,816)	(268)	(7,084)	(65,799)	(279)	(66,078)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd. from continuing operations	(12.60)	(0.50)	(13.10)	(56.14)	(0.24)	(56.38)

The effects of adjustment for the error on the consolidated statements of comprehensive losses are as follows:

	For the year ended December 31,
	2023			2024
	As previously reported	Adjustments	Adjusted	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB	RMB	RMB	RMB
Net loss	(22,556)	(268)	(22,824)	(79,967)	(279)	(80,246)
Total Comprehensive loss	(24,104)	(268)	(24,372)	(72,581)	(279)	(72,860)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders	(6,407)	(268)	(6,675)	(61,818)	(279)	(62,097)

The effects of adjustment for the error on the consolidated statements of changes in Shareholders’ equity are as follows:

	Accumulated deficit
	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB
Balance as of December 31, 2022	(4,529,473)	9,144	(4,520,329)
Net loss	(4,864)	(268)	(5,132)
Balance as of December 31, 2023	(4,540,848)	8,876	(4,531,972)
Net loss	(69,251)	(279)	(69,530)
Balance as of December 31, 2024	(4,610,099)	8,597	(4,601,502)